Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 16: Shareholders’ Equity

The Articles of Association of CNH provide for authorized share capital of €1.35 billion, consisting of 188,133,963 common shares, 211,866,037 common shares B and 200 million Series A preference shares, each with a per share par value of €2.25. At the general meeting of the shareholders held on April 3, 2012, the shareholders authorized CNH’s Board of Directors to issue shares for a period ending in March 2017. At an extraordinary meeting of shareholders held on December 17, 2012, the shareholders approved an amendment to the Company’s Articles of Association creating a separate class of shares (the “common shares B”) and the conversion of all of the common shares held by Fiat Netherlands into common shares B. As of December 31, 2012, there were 211,866,037 outstanding common shares B.

During the years ended December 31, 2012 and 2011, changes in CNH common shares issued were as follows:

	Common Shares
	2012	2011
	(in thousands)
Issued as of beginning of year	239,871	238,588
Issuances of CNH Common Shares:
Shares issued to Directors	8	32
Stock-based compensation	2,611	1,251
Conversion of common shares into common shares B	(211,866)	—

Issued as of end of year	30,624	239,871

There were no Series A preference shares outstanding during the years ended December 31, 2012 and 2011.

Also at the extraordinary meeting of shareholders held on December 17, 2012, the Company’s shareholders approved a special dividend of $10 per common share ($305 million total) as part of the merger agreement with Fiat Industrial. The special dividend was paid on December 28, 2012. In addition, the Company’s shareholders approved an appropriation of retained earnings for $2.1 billion which represents $10 per common share B. The Company has classified this balance as Special Reserve for class B common shares on the consolidated balance sheet as of December 31, 2012. If the merger agreement is terminated, CNH would pay the special dividend of $10 per common share B. The terms of the merger agreement also prevent the Company from declaring any other dividend without the written consent of Fiat Industrial. For more information about the merger agreement, please see “Note 1: Nature of Operations”. No dividend was declared or paid in 2011 or 2010.